Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Defined benefit pension plans and other	$ 313	$ 181
Termination and long service arrangements	319	287
Retirement medical benefits plans	29	30
Other long-term employee benefits	6	6
Long-term employee benefit obligations	$ 667	$ 504